Note 41 - Management Report - Risk and Capital Performance - Own Funds Template, incl. RWA and capital ratios (Detail) - CCR/CRD 4 [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Common Equity Tier 1 (CET 1) capital: instruments and reserves [Abstract]
Capital instruments and the related share premium accounts and other reserves		€ 45,864,000,000	€ 45,890,000,000	[1]
Retained earnings		10,506,000,000	9,784,000,000	[1]
Accumulated other comprehensive income (loss), net of tax		(444,000,000)	(1,118,000,000)	[1]
Independently reviewed interim profits net of any foreseeable charge or dividend	[2]	1,379,000,000	253,000,000	[1]
Other		910,000,000	805,000,000	[1]
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		58,215,000,000	55,613,000,000	[1]
Common Equity Tier 1 (CET 1) capital: regulatory adjustments [Abstract]
Additional value adjustments (negative amount)		(1,812,000,000)	(1,430,000,000)	[1]
Other prudential filters (other than additional value adjustments)		(14,000,000)	(112,000,000)	[1]
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)		(4,897,000,000)	(4,635,000,000)	[1]
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)		(1,466,000,000)	(1,353,000,000)	[1]
Negative amounts resulting from the calculation of expected loss amounts		(573,000,000)	(99,000,000)	[1]
Defined benefit pension fund assets (negative amount)		(991,000,000)	(772,000,000)	[1]
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)		0	0	[1]
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)		0	0	[1]
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)		(151,000,000)	(75,000,000)	[1]
Other regulatory adjustments	[3]	(1,805,000,000)	(2,252,000,000)	[1]
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital		(11,709,000,000)	(10,728,000,000)	[1]
Common Equity Tier 1 (CET 1) capital		46,506,000,000	44,885,000,000	[1]
Additional Tier 1 (AT1) capital: instruments [Abstract]
Capital instruments and the related share premium accounts		8,328,000,000	5,828,000,000	[1]
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1		600,000,000	1,100,000,000	[1]
Additional Tier 1 (AT1) capital before regulatory adjustments		8,928,000,000	6,928,000,000	[1]
Additional Tier 1 (AT1) capital: regulatory adjustments [Abstract]
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)		(60,000,000)	(80,000,000)	[1]
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR	[1]
Other regulatory adjustments		0	0	[1]
Total regulatory adjustments to Additional Tier 1 (AT1) capital	[1]	(60,000,000)	(80,000,000)
Additional Tier 1 (AT1) capital		8,868,000,000	6,848,000,000	[1]
Tier 1 capital (T1 = CET 1 + AT1)		55,375,000,000	51,734,000,000	[1]
Tier 2 (T2) capital		7,358,000,000	6,944,000,000	[1]
Total Capital		62,732,000,000	58,677,000,000	[1]
Total risk-weighted assets		€ 351,629,000,000	€ 328,951,000,000	[1]
Capital ratios [Abstract]
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)		13.2	13.6	[1]
Tier 1 capital ratio (as a percentage of risk-weighted assets)	[1]	15.7	15.7
Total capital ratio (as a percentage of risk-weighted assets)	[1]	17.8	17.8

[1]	The Common Equity Tier 1 capital for December 31, 2020 has been updated to reflect a dividend payment of zero for the financial year 2020
[2]	Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4).
[3]	Includes capital deductions of € 1.1 billion (December 2020: € 0.9 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 0.7 billion (December 2020: € 0.7 billion) based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures, € 17 million resulting from minimum value commitments as per Article 36 (1)(n) of the CRR which became effective 30 June 2021 and CET 1 increase of € 39 million (December 2020: € 54 million) from IFRS 9 transitional provision as per Article 473a of the CRR. Capital deductions of € 0.7 billion, based on regular ECB review, included at December 2020, have been released as of December 31, 2021.